Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
$450.0 million 5.000% notes due August 14, 2014 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	5.00%	5.00%
Senior notes maturity date	Aug. 14, 2014	Aug. 14, 2014
Senior notes maturity year	2014	2014
$1,200.0 million 1.875% notes due October 1, 2017 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	1.875%
Senior notes maturity date	Oct. 01, 2017
Senior notes maturity year	2017
$400.0 million 6.125% notes due August 14, 2019 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	6.125%	6.125%
Senior notes maturity date	Aug. 14, 2019	Aug. 14, 2019
Senior notes maturity year	2019	2019
$1,700.0 million 3.250% notes due October 1, 2022 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	3.25%
Senior notes maturity date	Oct. 01, 2022
Senior notes maturity year	2022
$1,000.0 million 4.625% notes due October 1, 2042 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	4.625%
Senior notes maturity date	Oct. 01, 2042
Senior notes maturity year	2042